Fees Summary	Oct. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 21,450,000.00
Previously Paid Amount	2,762.00
Total Fee Amount	2,888.15
Total Offset Amount	0.00
Net Fee	$ 126.15
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A